EXPLORATION AND EVALUATION ASSETS, NET (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance			$ 575
Write-downs	$ (15)	$ (1)	(31)	$ (9)
Ending Balance	594		594
E&E Assets
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance			575
Acquisitions			3
Additions			36
Transfer from E&E (Note 11)			(4)
Write-downs			(16)
Exchange Rate Movements and Other			0
Ending Balance	$ 594		$ 594